Fair Value Measurements (Details) - Schedule of assets that are measured at fair value on a recurring basis	12 Months Ended
Dec. 31, 2020 USD ($)
Level 1 [Member]
Assets:
Marketable securities held in Trust Account	$ 350,218,694
Private Placement Warrants [Member] | Level 3 [Member]
Liabilities:
Warrant Liability	21,326,510
Public Warrants [Member] | Level 1 [Member]
Liabilities:
Warrant Liability	$ 44,800,000